Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions
20. Related party transactions:

The Company is reporting a larger number of related party transactions compared to 2015 as a consequence of the appointments of Mr. Peter Yu (Cartesian financing) and Mr. Mariano Costamagna (Fuel Systems merger) as directors of the Company. Subsequent to year end, Mr. Costamagna resigned from the Board of Directors. The following table sets forth amounts that are included within the captions noted on the consolidated balance sheets, representing related party transactions with the Company:

	December 31, 2016	December 31, 2015
Receivables:
Entities related to Mariano Costamagna (a)	$237	$—
Cummins Westport Inc. (b)	236	1,165
Ideas & Motion S.r.L. (c)	15	—
	$488	1,165
Payables:
Entities related to Mariano Costamagna (a)	$1,191	—
(a)    Entities related to Mariano Costamagna include: Bianco S.p.A, TCN S.r.L., Biemmedue S.p.A, MTM Hydro S.r.L., Immobiliare IV Marzo, Delizie Bakery S.r.L., Galup S.r.L., TCN Vd S.r.L., Europlast S.r.L., A.R.S. Elettromeccanica S.r.L., Ningbo Topclean Mechanical Technology Co. Ltd., and Erretre S.r.L..
(b)    Pursuant to the amended and restated Joint Venture Agreement, Westport engages in transactions with CWI (see note 8(a)). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.
(c)    Ideas & Motion S.r.L is an Italian consulting and services company in which the Company owns an equity ownership interest of 14.28%.

	Years ended December 31,
	2016		2015
	Purchases	Sales	Purchases	Sales
Related party company:
Entities related to Mariano Costamagna	$2,592	$412	$—	$—
Cummins Westport Inc.	—	2,744	—	5,742
Ideas & Motion S.r.L.	—	43	—	—
	$2,592	$3,199	$—	$5,742

(d)    Other transactions with related parties:
The Company leases buildings under separate facility agreements from IMCOS Due S.r.L., a real estate investment company owned 100% by Mariano Costamagna and members of his immediate family. The terms of these leases reflect the fair market value of such properties based upon appraisals. The Company made payments to IMCOS Due S.r.L. of $1,475 for the year ended December 31, 2016 (2015 - nil).

Peter Yu, founder and managing partner of Cartesian, was elected as a Director in January 2016 in connection with the Investment Agreement. The convertible debt (note 15(c)) and royalty payable (note 16) are related party balances. In addition, the Company sold a portion of its economic interest in WWI to Cartesian (note 8(b)). The Company has not made any cash payments to Cartesian relating to the convertible debt or royalty payable as at December 31, 2016, but has accrued interest in accordance with the terms of the agreements.